RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Balances With Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Trade payables, other accounts payable and accrued expenses	$ 1,148	$ 2,077
Trade Receivables	$ 7,378	$ 1,733